Equity and Stock-Based Compensation - Summary of Plan Activity (Detail) - USD ($)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option Shares, outstanding, Beginning balance	8,255,000	8,525,000	3,000,000
Option Shares, Cancelled		(270.000)	(300,000)
Option Shares, outstanding, Ending balance	8,255,000	8,255,000	8,525,000	3,000,000
Weighted Average Exercise Price, Beginning balance		$ 0.20	$ 0.20
Option Shares, Exercisable	8,255,000
Weighted Average Exercise Price, Cancelled		$ 0.20	0.20
Weighted Average Exercise Price, Ending balance			$ 0.20	$ 0.20
Weighted Average Exercise Price, Exercisable	$ 0.20
Weighted Average Remaining Contractual Life, Outstanding			3 years	3 years
Weighted Average Remaining Contractual Life, Exercisable	1 year
Aggregate Intrinsic Value, Outstanding beginning balance		$ 243,875	$ 75,000
Aggregate Intrinsic Value, Outstanding ending balance	$ 0		$ 243,875	$ 75,000
Aggregate Intrinsic Value, Exercisable ending balance	$ 0
Officers and Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option Shares, Granted			4,825,000
Weighted Average Exercise Price, Granted			$ 0.19
Weighted Average Remaining Contractual Life, Granted			3 years
Aggregate Intrinsic Value, Granted			$ 168,875
Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option Shares, Granted			1,000,000
Weighted Average Exercise Price, Granted			$ 0.24
Weighted Average Remaining Contractual Life, Granted			3 years